Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations
Schedule of fair values of the identifiable assets and liabilities of valeritas

Fair value
recognized on
DKK thousand	acquisition
Assets
Physician Relationship	68,459
V-Go IP	13,692
Property, plant and equipment	41,138
Right-of-use assets	14,299
Inventories	55,796
Trade receivables	50,603
Other assets	10,132
Cash and cash equivalents	66
Liabilities
Deferred tax liability	-11,880
Trade payables	-4,050
Lease liabilities	-14,046
Other liabilities	-19,792
Total identifiable net assets at fair value	204,417
Bargain purchase recognized	-36,692
Purchase consideration transferred	167,725
Analysis of cash flows on acquisition:
Net cash acquired (included in cash flows from investing activities)	66
Cash paid	-167,725
Net cash flow on acquisition	-167,659